Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	17,109,184
Proposed Maximum Offering Price per Unit	33.62
Maximum Aggregate Offering Price	$ 575,210,766.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,436.61
Offering Note	(1) Represents shares of common stock registered for resale by the selling stockholders named in this registration statement. (2) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices per share of the registrant's common stock as reported on the New York Stock Exchange on June 4, 2026, which date is within five business days prior to the filing of this registration statement.